SHARE-BASED COMPENSATION (Details 2) (USD $)	0 Months Ended			12 Months Ended			0 Months Ended
	Oct. 01, 2012	Jul. 01, 2012	Jan. 01, 2012	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Jun. 29, 2014
Number of share options
Granted	8,152,216	661,100	3,116,150		11,929,466
Other disclosures
Share-based compensation				$ 5,762,384
Options
Number of share options
Outstanding at beginning of year				34,681,354
Granted				11,445,500
Forfeited and expired				(6,877,832)
Outstanding at end of year				39,249,022		34,681,354
Exercisable at end of year				12,680,376
Weighted average exercise price
Outstanding at beginning of year				$ 0.13
Granted				$ 0.01
Forfeited and expired				$ 0.09
Outstanding at end of year				$ 0.07		$ 0.13
Exercisable at end of year				$ 0.12
Weighted average grant date fair value
Outstanding at beginning of year				$ 0.13
Granted				$ 0.05
Forfeited and expired				$ 0.12
Outstanding at end of year				$ 0.11		$ 0.13
Exercisable at end of year				$ 0.17
Weighted average remaining contractual life
Outstanding at end of year				2 years 6 months 4 days		2 years 10 months 17 days
Exercisable at end of year				1 year 9 months 22 days
Aggregate intrinsic value
Outstanding				3,512,311		1,270,279
Exercisable				76,481
Board of Directors and Executives | Ordinary shares
Other disclosures
Shares transferred by main shareholder							30,372,540
Fair value							$ 0.138
Share-based compensation							4,190,449
Maodong Xu
Other disclosures
Shares transferred by main shareholder							30,372,540
Share-based compensation							4,190,449
2011 Plan
Other disclosures
Share-based compensation				1,571,935	1,939,326	909,904
2011 Plan | Options
Other disclosures
Unrecognized compensation cost				$ 686,071
Weighted average period of recognition				6 months 4 days